Schedule of Investments (unaudited) January 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 2.4%
County of Jefferson Alabama Sewer Revenue, Refunding RB
Series A, Senior Lien, (AGM), 5.00%, 10/01/44	$1,555	$1,746,545
Series A, Senior Lien, (AGM), 5.25%, 10/01/48	2,275	2,558,693
Series D, Sub Lien, 6.00%, 10/01/42	5,740	6,667,125
Series D, Sub Lien, 7.00%, 10/01/51	1,765	2,093,378
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	2,110	3,193,506

		16,259,247

Arizona — 4.3%
Glendale Industrial Development Authority, RB
5.00%, 05/15/41	180	203,913
5.00%, 05/15/56	725	815,821
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.00%, 07/01/46(a)	3,400	3,607,128
Salt Verde Financial Corp., RB 5.00%, 12/01/32	10,030	13,546,016
5.00%, 12/01/37	7,460	10,842,439

		29,015,317

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	4,985	5,493,121

California — 7.3%
California Educational Facilities Authority, RB, Series V-1, 5.00%, 05/01/49	4,230	6,897,565
California Health Facilities Financing Authority, Refunding RB
Series A, 5.00%, 07/01/33	2,465	2,739,502
Series A, 4.00%, 04/01/45	790	918,944
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	290	319,365
Series A, 5.25%, 08/15/49	715	767,910
California Pollution Control Financing Authority, RB, Series A, AMT, 5.00%, 11/21/45(a)	2,970	3,172,673
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	1,495	1,683,848
City of Los Angeles Department of Airports, RB(b) 5.00%, 05/15/31	690	942,264
5.00%, 05/15/32	825	1,117,297
5.00%, 05/15/33	815	1,098,213
5.00%, 05/15/34	855	1,146,281
5.00%, 05/15/35	1,345	1,791,177
5.00%, 05/15/38	580	764,649
5.00%, 05/15/39	625	821,294
5.00%, 05/15/40	1,310	1,715,969
5.00%, 05/15/41	1,410	1,840,938
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.25%, 06/01/47	1,070	1,116,823
Series A-2, 5.00%, 06/01/47	4,335	4,509,094
Riverside County Transportation Commission, RB, CAB(c)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,831,250
Series B, Senior Lien, 0.00%, 06/01/42	6,000	3,273,960
Series B, Senior Lien, 0.00%, 06/01/43	5,000	2,627,550

Security	Par (000)	Value

California (continued)
San Marcos Unified School District, GO, CAB(c)
Series B, 0.00%, 08/01/34	$3,500	$2,785,510
Series B, 0.00%, 08/01/36	4,000	2,987,640
Stockton Public Financing Authority, RB, Series A, 6.25%, 10/01/23(d)	690	802,291

		48,672,007

Colorado — 1.7%
Arapahoe County School District No.6 Littleton, GO, Series A, (SAW), 5.50%, 12/01/43	3,485	4,633,830
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	3,565	4,088,556
State of Colorado, COP, Series O, 4.00%, 03/15/44	2,580	3,044,632

		11,767,018

Connecticut — 0.4%
State of Connecticut Special Tax Revenue, RB
Series A, 4.00%, 05/01/36	670	812,161
Series A, 4.00%, 05/01/39	420	504,357
State of Connecticut, GO, Series A, 4.00%, 01/15/38	1,300	1,563,874

		2,880,392

Delaware — 0.4%
Delaware Transportation Authority, RB, 5.00%, 06/01/55	2,280	2,638,826

District of Columbia — 5.7%
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	23,035	23,743,787
District of Columbia, Refunding RB
5.00%, 04/01/35	865	1,039,817
5.00%, 10/01/48	4,590	5,560,005
Series A, 6.00%, 07/01/23(d)	1,480	1,688,724
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series A, 5.00%, 10/01/53	3,990	4,141,939
Series B, Subordinate, 4.00%, 10/01/49	1,550	1,761,792

		37,936,064

Florida — 3.8%
Capital Projects Finance Authority, Refunding RB
Series A-1, 5.00%, 10/01/32	395	461,475
Series A-1, 5.00%, 10/01/33	435	504,456
Series A-1, 5.00%, 10/01/34	435	501,877
Series A-1, 5.00%, 10/01/35	145	166,403
Collier County Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	2,620	2,974,198
Florida Development Finance Corp., RB
Series A, 5.00%, 06/15/40	435	498,079
Series A, 5.00%, 06/15/50	1,455	1,648,428
Series A, 5.00%, 06/15/55	875	989,432
Miami-Dade County Florida Aviation Revenue, Refunding RB
Series A, 4.00%, 10/01/37	655	801,124
Series A, 4.00%, 10/01/38	655	794,980
Series A, 4.00%, 10/01/39	490	592,866
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/21(d)	5,885	6,164,067
Sarasota County Florida Utility System Revenue RB
Series A, 5.00%, 10/01/45	875	1,158,465
Series A, 5.00%, 10/01/50	1,310	1,714,109

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(e)(f)	$3,159	$2,001,047
Volusia County Educational Facility Authority, Refunding RB, 5.00%, 10/15/49	3,535	4,315,493

		25,286,499

Georgia — 2.4%
Gainesville & Hall County Hospital Authority, Refunding RB, Series A, (GTD), 5.50%, 08/15/54	1,010	1,200,850
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 2.50%, 06/01/50	1,455	1,487,577
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/35	990	1,383,119
Series A, 5.00%, 05/15/36	990	1,396,088
Series A, 5.00%, 05/15/37	1,085	1,547,102
Series A, 5.00%, 05/15/38	600	864,798
Series A, 5.00%, 05/15/49	1,990	3,092,818
Municipal Electric Authority of Georgia, RB, 4.00%, 01/01/49	3,145	3,589,451
Municipal Electric Authority of Georgia, Refunding RB, Sub-Series A, 4.00%, 01/01/49	1,230	1,405,054

		15,966,857

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	1,485	1,788,014

Illinois — 11.4%
Chicago Board of Education, GO
Series C, 5.25%, 12/01/35	2,905	3,249,272
Series D, 5.00%, 12/01/46	3,805	4,217,853
Series H, 5.00%, 12/01/36	920	1,090,973
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/25	1,280	1,517,018
Series D, 5.00%, 12/01/25	1,650	1,955,530
Series F, 5.00%, 12/01/22	1,250	1,346,387
Series G, 5.00%, 12/01/34	915	1,093,242
Chicago O’Hare International Airport, Refunding RB, Series A, Senior Lien, 4.00%, 01/01/37	1,895	2,282,679
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(d)	2,055	2,142,420
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien, 5.00%, 11/01/42	2,000	2,136,100
Cook County Community College District No.508, GO, 5.50%, 12/01/38	1,525	1,705,636
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/47	475	506,455
Series A, 5.00%, 02/15/50	265	281,727
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/45	2,605	3,364,149
Series C, 5.00%, 01/01/37	5,455	6,400,242
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,760	2,052,846
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	2,710	2,996,311
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, Series B, (AGM), 0.00%, 06/15/43(c)	10,455	5,397,394
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(d)	2,245	2,289,002

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO
5.00%, 02/01/39	$2,990	$3,297,940
Series A, 5.00%, 04/01/38	9,030	9,740,390
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/30	10,400	12,623,416
Series B, 5.00%, 10/01/28	1,965	2,417,402
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,910	2,156,925

		76,261,309

Indiana — 3.0%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	1,525	1,673,825
AMT, 7.00%, 01/01/44	3,680	4,018,633
Indiana Finance Authority, RB
Series A, 1st Lien, 5.25%, 10/01/38	6,305	6,509,345
Series A, AMT, 5.00%, 07/01/44	880	945,129
Series A, AMT, 5.00%, 07/01/48	2,905	3,119,447
Series A, AMT, 5.25%, 01/01/51	790	852,481
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	2,490	2,714,424

		19,833,284

Iowa — 1.4%
Iowa Finance Authority, Refunding RB
5.25%, 12/01/25	2,125	2,385,185
5.88%, 12/01/26	805	832,354
Series B, 5.25%, 12/01/50(g)	5,515	6,178,565

		9,396,104

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Series A, 5.25%, 01/01/23(d)	1,915	2,100,947
Kentucky Economic Development Finance Authority, Refunding RB, Series A, (AGM), 5.00%, 12/01/45	2,515	2,964,531
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.75%, 07/01/43(h)	2,325	2,744,895

		7,810,373

Louisiana — 1.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.50%, 05/15/30	1,570	1,573,203
Series A, 5.25%, 05/15/31	1,690	1,709,722
Series A, 5.25%, 05/15/32	2,160	2,272,450
Series A, 5.25%, 05/15/33	2,345	2,466,963
Series A, 5.25%, 05/15/35	985	1,074,369

		9,096,707

Maryland — 0.1%
Maryland Health & Higher Educational Facilities Authority, RB, Series 2017, 5.00%, 12/01/46	840	1,026,211

Michigan — 2.4%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Series A, Senior Lien, 5.25%, 07/01/22(d)	8,665	9,292,519
Michigan Finance Authority, Refunding RB, Series A, 4.00%, 12/01/49	1,640	1,944,171

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State University, Refunding RB, Series B, 5.00%, 02/15/48	$2,000	$2,457,940
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	2,120	2,555,490

		16,250,120

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	2,030	2,262,679
Series A, 5.25%, 02/15/53	4,060	4,817,799

		7,080,478

Missouri — 1.1%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53	5,830	6,806,817
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, 5.50%, 05/01/43	480	509,304

		7,316,121

Nebraska — 0.7%
Central Plains Energy Project, RB
5.25%, 09/01/37	1,610	1,732,521
5.00%, 09/01/42	2,815	3,018,046

		4,750,567

New Hampshire(a) — 0.7%
New Hampshire Business Finance Authority, Refunding RB
Series B, 4.63%, 11/01/42	3,055	3,200,693
Series C, AMT, 4.88%, 11/01/42	1,585	1,669,972

		4,870,665

New Jersey — 16.7%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	3,280	3,519,112
5.25%, 11/01/44	2,980	3,181,776
Hudson County Improvement Authority, RB, 4.00%, 10/01/46	3,350	3,975,144
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(e)(f)	3,680	73,600
New Jersey Economic Development Authority, RB 4.00%, 11/01/38	1,030	1,180,318
4.00%, 11/01/39	825	943,198
5.00%, 06/15/49	4,650	5,681,835
Series EEE, 5.00%, 06/15/48	7,320	8,782,829
AMT, 5.38%, 01/01/43	2,285	2,497,162
Series B, AMT, 5.63%, 11/15/30	2,035	2,269,086
New Jersey Economic Development Authority, Refunding ARB, AMT, 5.00%, 10/01/47	2,905	3,355,595
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	8,000	8,834,000
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.50%, 06/15/21(d)	8,000	8,158,480
Series AA, 5.00%, 06/15/44	3,765	4,163,883
Series AA, 5.00%, 06/15/50	1,210	1,504,405
Series BB, 4.00%, 06/15/50	3,010	3,363,765
Series BB, 5.00%, 06/15/50	9,895	11,859,949
New Jersey Transportation Trust Fund Authority, RB, CAB, Series B, 5.25%, 06/15/36	4,810	4,898,167
New Jersey Turnpike Authority, RB Series A, 5.00%, 07/01/22(d)	3,035	3,225,871

Security	Par (000)	Value

New Jersey (continued)
New Jersey Turnpike Authority, RB (continued)
Series A, 4.00%, 01/01/42(b)	$1,470	$1,766,984
Series E, 5.00%, 01/01/45	5,095	5,910,302
State of New Jersey, GO
Series A, 4.00%, 06/01/31	1,135	1,427,331
Series A, 3.00%, 06/01/32	2,620	3,025,104
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	1,070	1,309,969
Sub-Series B, 5.00%, 06/01/46	14,320	17,046,385

		111,954,250

New York — 15.2%
City of New York, GO, Series C, 5.00%, 08/01/42	2,255	2,923,179
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	4,640	5,222,784
Series B, 5.25%, 11/15/39	1,650	1,857,207
Metropolitan Transportation Authority, Refunding RB
Series C-1, 4.75%, 11/15/45	3,210	3,882,752
Series C-1, 5.00%, 11/15/50	1,040	1,278,462
Series C-1, 5.25%, 11/15/55	1,545	1,929,581
Monroe County Industrial Development Corp., Refunding RB
4.00%, 12/01/46	1,055	1,193,511
Series A, 4.00%, 07/01/50	2,155	2,541,758
New York City Housing Development Corp., RB, M/F Housing, Series A, 3.00%, 11/01/55	2,135	2,212,201
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C, 4.00%, 05/01/45	2,190	2,612,801
Sub-Series C-1, 4.00%, 05/01/40	875	1,058,015
Sub-Series E-1, 5.00%, 02/01/42	4,805	5,032,661
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	840	842,806
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(a)	3,500	3,556,560
New York Counties Tobacco Trust VI, Refunding RB, Series A-2-B, 5.00%, 06/01/45	9,395	10,116,254
New York Liberty Development Corp., Refunding RB(a)
Series 1, Class 1, 5.00%, 11/15/44	7,830	8,497,116
Series 2, Class 2, 5.15%, 11/15/34	660	723,974
Series 2, Class 2, 5.38%, 11/15/40	1,655	1,820,831
New York State Dormitory Authority, Refunding RB, Series D, 5.00%, 02/15/37	6,655	6,983,823
New York State Environmental Facilities Corp., RB, Series B, Subordinate, 5.00%, 06/15/48	3,535	4,442,046
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/49	15,980	18,865,349
Series A, 3.00%, 03/15/50	2,595	2,789,262
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	1,165	1,322,648
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	715	888,495
AMT, 5.00%, 10/01/40	2,020	2,492,801
Port Authority of New York & New Jersey Refunding RB, AMT, 4.00%, 07/15/61(b)	2,225	2,565,803
Triborough Bridge & Tunnel Authority, RB
Series A, 4.00%, 11/15/54	530	625,517

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Triborough Bridge & Tunnel Authority, RB (continued)
Series A, 5.00%, 11/15/54	$1,705	$2,187,941
Westchester County Healthcare Corp., RB, Series A, Senior Lien, 5.00%, 11/01/44	1,620	1,787,689

		102,253,827

North Carolina — 0.8%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/40	235	260,871
Series A, 5.00%, 10/01/40	350	417,183
Series A, 4.00%, 10/01/45	215	238,270
Series A, 5.00%, 10/01/45	620	736,200
Series A, 4.00%, 10/01/50	260	288,155
Series A, 5.00%, 10/01/50	700	831,243
North Carolina Medical Care Commission, Refunding RB, Series A, 7.75%, 03/01/21(d)	1,130	1,136,871
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	1,080	1,717,405

		5,626,198

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Series B, 5.25%, 02/15/58	1,885	2,291,142

Ohio — 3.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	580	701,539
Series A-2, Class 1, 4.00%, 06/01/38	580	700,298
Series A-2, Class 1, 4.00%, 06/01/39	580	698,105
Series A-2, Class 1, 4.00%, 06/01/48	1,525	1,768,466
Series B-2, Class 2, 5.00%, 06/01/55	6,705	7,815,549
County of Franklin Ohio, RB
Series 2017, 5.00%, 12/01/46	800	975,520
Series A, 6.13%, 07/01/22(d)	75	81,396
Series A, 6.13%, 07/01/40	1,205	1,285,904
Series A, 4.00%, 12/01/49	1,015	1,194,330
County of Hamilton Ohio, Refunding RB 4.00%, 08/15/50	1,200	1,402,380
Series A, 3.75%, 08/15/50	2,110	2,385,925
County of Montgomery Ohio, Refunding RB, 3.00%, 08/01/51(b)	1,225	1,301,440
Ohio Air Quality Development Authority, RB, AMT, 5.00%, 07/01/49(a)	1,480	1,658,310
State of Ohio, RB, AMT, 5.00%, 06/30/53	1,585	1,771,523

		23,740,685

Oklahoma — 1.8%
Oklahoma Development Finance Authority, RB, Series B, 5.25%, 08/15/48	2,350	2,767,759
Oklahoma Turnpike Authority, RB
Series A, 4.00%, 01/01/48	4,065	4,633,409
Series C, 4.00%, 01/01/42	3,845	4,436,169

		11,837,337

Security	Par (000)	Value

Oregon — 1.3%
Medford Hospital Facilities Authority, Refunding RB, Series A, 4.00%, 08/15/50	$3,390	$3,999,691
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 27-A, AMT, 5.00%, 07/01/45	3,630	4,568,682

		8,568,373

Pennsylvania — 3.1%
Allentown Neighborhood Improvement Zone Development Authority, RB(a)
Subordinate, 5.00%, 05/01/28	420	472,660
Subordinate, 5.13%, 05/01/32	470	545,473
Subordinate, 5.38%, 05/01/42	870	998,603
Hospitals & Higher Education Facilities Authority of Philadelphia, RB, Series A, 5.63%, 07/01/42	1,240	1,288,372
Montgomery County Higher Education and Health Authority, Refunding RB
Series A, 5.00%, 09/01/43	2,505	3,004,347
Series A, 4.00%, 09/01/49	1,135	1,253,732
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	1,660	1,910,494
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	4,665	5,418,724
Pennsylvania Turnpike Commission RB, 4.00%, 12/01/50	2,760	3,229,614
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	2,155	2,516,846

		20,638,865

Puerto Rico — 5.9%
Children’s Trust Fund, Refunding RB 5.50%, 05/15/39	1,365	1,400,722
5.63%, 05/15/43	1,360	1,376,524
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	4,920	5,185,336
Series A, Senior Lien, 5.13%, 07/01/37	1,410	1,491,822
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	4,044	4,526,004
Series A-1, Restructured, 5.00%, 07/01/58	14,252	16,185,426
Series A-2, Restructured, 4.33%, 07/01/40	1,950	2,155,472
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,726,194
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	10,294	3,255,478

		39,302,978

Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	3,060	3,554,068
Series B, 4.50%, 06/01/45	5,175	5,499,576
Series B, 5.00%, 06/01/50	5,765	6,233,233

		15,286,877

South Carolina — 5.5%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 04/01/44	160	178,230
4.00%, 04/01/49	150	157,344
5.00%, 04/01/49	480	533,193

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
4.00%, 04/01/54	$370	$388,015
5.00%, 04/01/54	875	971,801
South Carolina Jobs-Economic Development Authority, Refunding RB
5.00%, 02/01/36	5,115	6,135,852
Series A, 5.00%, 05/01/48	6,075	7,186,968
South Carolina Public Service Authority, RB, Series A, 5.50%, 12/01/54	12,065	14,012,412
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/50	2,805	3,273,968
Series E, 5.25%, 12/01/55	3,335	4,004,635

		36,842,418

Tennessee — 0.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/44	315	358,656
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
Series A, 5.00%, 07/01/40	1,350	1,579,081
Series A, 5.25%, 10/01/58	1,925	2,253,463

		4,191,200

Texas — 8.7%
Central Texas Regional Mobility Authority, RB, Series E, Senior Lien, 4.00%, 01/01/50	4,370	5,043,461
Central Texas Regional Mobility Authority, Refunding RB, Sub Lien, 5.00%, 01/01/23(d)	700	764,848
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/39	385	442,342
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	2,295	2,905,929
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	503,497
Harris County Cultural Education Facilities Finance Corp., RB, Series B, 7.00%, 01/01/23(d)	880	994,435
Harris County-Houston Sports Authority, Refunding RB(c)
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/24(d)	6,000	2,736,360
Series A, 3rd Lien, (NPFGC), 0.00%, 11/15/37	10,120	4,227,934
Harris County-Houston Sports Authority, Refunding RB, CAB(c)
Series H, Junior Lien, (NPFGC), 0.00%, 11/15/35	5,000	2,745,400
Series A, Senior Lien, (AGM, NPFGC), 0.00%, 11/15/38	12,580	5,839,133
Midland County Fresh Water Supply District No.1, RB, CAB(c)
Series A, 0.00%, 09/15/40	9,780	4,557,187
Series A, 0.00%, 09/15/41	5,420	2,395,206
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 04/01/25(d)	355	424,892
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 08/15/46(a)	1,980	1,991,801
San Antonio Water System, Refunding RB, Series A, Junior Lien, 5.00%, 05/15/48	2,555	3,224,001

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/48	$9,025	$11,207,606
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB(b)
5.00%, 12/15/30	960	1,281,341
5.00%, 12/15/32	865	1,188,424
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/32	2,835	3,091,964
Texas Transportation Commission, RB, Series A, 5.00%, 08/01/57	2,310	2,718,754

		58,284,515

Utah — 1.0%
County of Utah UT, RB
Series A, 4.00%, 05/15/43	440	528,559
Series A, 3.00%, 05/15/50	1,985	2,132,088
Salt Lake City Corp. Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/47	1,830	2,169,959
Series A, AMT, 5.00%, 07/01/48	1,735	2,079,710

		6,910,316

Virginia — 1.3%
Front Royal & Warren County Industrial Development Authority, RB, 4.00%, 01/01/50	1,465	1,615,001
Virginia Small Business Financing Authority, RB
AMT, Senior Lien, 5.25%, 01/01/32	3,155	3,365,786
AMT, Senior Lien, 6.00%, 01/01/37	3,790	4,079,783

		9,060,570

Washington — 1.6%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	2,980	3,548,137
Series C, AMT, 5.00%, 04/01/40	1,475	1,695,822
Washington Health Care Facilities Authority, RB, Series A, 5.75%, 01/01/23(d)	4,420	4,893,824
Washington Health Care Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/44	685	775,105

		10,912,888

Total Municipal Bonds — 123.6% (Cost: $746,053,769)		829,097,740

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 1.1%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/42(j)	6,196	7,209,020

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/48(j)	4,475	5,458,636

District of Columbia — 0.6%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Series B, Subordinate, (AGM), 4.00%, 10/01/53	3,638	4,183,661

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Municipal Income Trust (BFK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia — 1.7%
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	$7,220	$8,272,604
Georgia Housing & Finance Authority, Refunding RB, Series A, 3.60%, 12/01/44	2,898	3,185,141

		11,457,745

Illinois — 0.5%
Illinois Finance Authority, Refunding RB
Series C, 4.00%, 02/15/27(d)	5	6,114
Series C, 4.00%, 02/15/41	2,800	3,160,782

		3,166,896

Massachusetts — 3.0%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Series A, 4.00%, 06/01/45	4,153	4,610,453
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	9,088	10,787,015
Massachusetts School Building Authority, RB, Series B, 5.00%, 10/15/21(d)	4,427	4,578,915

		19,976,383

New York — 14.6%
Hudson Yards Infrastructure Corp., RB(j)
5.75%, 02/15/21	725	727,371
5.75%, 02/15/47	446	447,457
New York City Water & Sewer System, Refunding RB, Series HH, 5.00%, 06/15/31(j)	16,395	16,688,634
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	20,864	21,767,634
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(j)	12,611	13,120,535
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	2,655	3,133,351
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	12,060	14,124,793
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	5,805	6,715,850
New York State Urban Development Corp., RB, Series A, 4.00%, 03/15/46	13,155	15,114,306
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	5,070	6,055,355

		97,895,286

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Series B, 5.00%, 10/01/25(d)	4,960	6,025,606

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub- Series A, 5.50%, 12/01/42	4,652	5,797,068

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/22(d)	3,137	3,330,143

Texas — 6.8%
Board of Regents of the University of Texas System, Refunding RB, Series B, 5.00%, 08/15/43	6,003	6,434,832
City of San Antonio Texas Electric & Gas Systems Revenue, RB, Junior Lien, 5.00%, 02/01/23(d)	4,900	5,373,389
Lower Colorado River Authority, Refunding, RB, 4.00%, 05/15/43	4,140	4,324,023
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Refunding RB, Series A, 5.00%, 11/01/21(d)	6,650	6,892,526

Security	Par (000)	Value

Texas (continued)
San Antonio Public Facilities Corp., Refunding RB, 4.00%, 09/15/42	$5,505	$5,788,122
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	13,920	16,762,464

		45,575,356

Virginia — 2.4%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 4.00%, 07/01/60(j)	4,346	5,149,413
Virginia Small Business Financing Authority, Refunding RB, Series A, 4.00%, 12/01/49	9,677	11,131,700

		16,281,113

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, 4.00%, 12/01/46	5,575	6,212,670

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.6% (Cost: $216,726,162)		232,569,583

Total Long-Term Investments — 158.2% (Cost: $962,779,931)		1,061,667,323

	Shares

Short-Term Securities

Money Market Funds — 4.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(k)(l)	31,756,720	31,763,072

Total Short-Term Securities — 4.8% (Cost: $31,762,929)		31,763,072

Total Investments — 163.0% (Cost: $994,542,860)		1,093,430,395

Liabilities in Excess of Other Assets — (1.9)%		(12,434,141)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.7)%		(139,202,113)

VMTP Shares at Liquidation Value — (40.4)%		(270,800,000)

Net Assets Applicable to Common Shares — 100.0%		$670,994,141

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	When-issued security.
(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between May 15, 2021 to February 15, 2047, is $29,511,567.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Municipal Income Trust (BFK)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$13,735,179	$18,026,162	(a)	$—	$6,953	$(5,222)	$31,763,072	31,756,720	$1,044	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$829,097,740	$—	$829,097,740
Municipal Bonds Transferred to Tender Option Bond Trusts	—	232,569,583	—	232,569,583
Short-Term Securities
Money Market Funds	31,763,072	—	—	31,763,072

	$31,763,072	$1,061,667,323	$—	$1,093,430,395

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(139,150,487)	$—	$(139,150,487)
VMTP Shares at Liquidation Value	—	(270,800,000)	—	(270,800,000)

	$—	$(409,950,487)	$—	$(409,950,487)

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Municipal Income Trust (BFK)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

8